Consolidated Balance Sheets (USD $)	Sep. 30, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 20,157,708	$ 18,927,927
Restricted cash	500,000	500,000
Accounts receivable (net of allowance of $2,047,603 at September 30, 2014 and $1,662,593 at December 31, 2013)	30,462,924	44,688,470
Other receivables	287,668	133,646
Bunker inventory	21,050,009	21,072,192
Advance hire, prepaid expenses and other current assets	10,916,092	12,744,125
Total current assets	83,374,401	98,066,360
Fixed assets, net	225,179,262	197,153,889
Investment in newbuildings in-process	25,576,943	31,900,000
Other noncurrent assets	1,495,078	3,253,022
Total assets	335,625,684	330,373,271
Current liabilities
Accounts payable and accrued expenses	40,623,223	45,878,378
Related party debt	46,371,713	7,616,248
Deferred revenue	5,862,960	16,155,498
Current portion long-term debt	18,686,730	16,065,483
Line of credit	3,000,000	3,000,000
Dividend payable	29,381,125	23,177,503
Other current liablities	263,982	0
Total current liabilties	144,189,733	111,893,110
Secured long-term debt, net	91,719,946	83,302,421
Related party long-term debt, net	0	17,303,918
Commitments and contingencies
Convertible redeemable preferred stock, net of issuance costs ($1,000 par value, 112,500 shares authorized, 89,114 and 64,047 shares issued and outstanding at September 30, 2014 December 31, 2013, respectively)	103,236,399	103,236,399
Stockholders' (deficit) equity:
Common stock ($1.00 par value, 199,829 shares authorized 87,329 shares issued and outstanding at September 30, 2014, December 31, 2013 and December 31, 2012 191,606 shares issued and outstanding on pro forma basis	87,329	87,329
Additional paid-in capital	0	0
Accumulated deficit	(7,324,015)	(5,933,870)
Total Bulk Partners (Bermuda) LTD. deficit	(7,236,686)	(5,846,541)
Non-controlling interest	3,716,292	20,483,964
Total stockholders' (deficit) equity	(3,520,394)	14,637,423
Total liabilities, convertible reemable preferred stock and stockholders' (deficit) equity	$ 335,625,684	$ 330,373,271